RELATED PARTIES - TRANSACTIONS AND BALANCES: (Tables)	12 Months Ended
Dec. 31, 2014
RELATED PARTIES - TRANSACTIONS AND BALANCES: [Abstract]
Schedule of transactions with related parties

	Year ended December 31
	2014	2013	2012
Expenses:
Payroll expenses	$863	$347	$314
Directors fee	80	-	-
Finance expenses on convertible loans and warrants	2,088	1,089	$648
TOTAL EXPENSES	$3,031	$1,436	$962

Schedule of balances with related parties
	December 31
	2014	2013

Convertible loans	$-	$4,535
Accounts payable and accruals	$148	$1